Revenue (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue [Line Items]
Recognized revenue	€ 5,437,305	€ 4,877,473
Revenue derived from related parties	410,342	68,980
Geographical Markets [Member]
Revenue [Line Items]
Recognized revenue	€ 5,437,305	€ 4,877,473